Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000912900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2023
Praxis International Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Praxis Mutual Funds

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Supplement dated February 20, 2024 (“Supplement”) to the

Summary Prospectus and Prospectus dated May 1, 2023

The Board of Trustees of the Praxis Mutual Funds (the “Board”) has approved an amendment to the Investment Advisory Agreement between the Praxis Mutual Funds and Everence Capital Management, Inc. (the “Adviser”) to implement a reduced fee schedule for the Praxis International Index Fund (the “Fund”). Effective January 1, 2024, the annual advisory fee rate for the Fund, calculated as a percentage of its average daily net assets, is as follows: 0.50% up to $100 million, 0.38% over $100 million up to $500 million, and 0.35% over $500 million.

As a result, the tables for the Praxis International Index Fund entitled “Fees and Expenses” and “Example” are revised as follows:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay a fee to a broker or other financial firm on purchases and sales of Class I shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Praxis International Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 642
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,155
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,914
Praxis International Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738

[1]	Management Fees have been restated to reflect current fees.